COST OF REVENUES (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
COST OF REVENUES
VAT and business tax	$ 27,172	169,283	90,215	38,472
Bandwidth costs	84,208	524,623	324,682	191,679
Depreciation of servers and other equipment	11,006	68,569	39,052	37,958
Content costs	118,306	737,061	243,388	82,721
Total	$ 240,692	1,499,536	697,337	350,830